Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2019
Assets
Trading assets	203,783	61,968	5,673	271,424
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,361	8,095	6,587	41,043
Derivatives	1,307	230,384	1,930	233,621
Financial investments	262,977	81,547	2,363	346,887
Liabilities
Trading liabilities	73,475	20,625	49	94,149
Financial liabilities designated at fair value	8,549	151,159	5,396	165,104
Derivatives	1,436	226,434	2,033	229,903

At 31 Dec 2018
Assets
Trading assets	178,100	53,271	6,759	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,125	12,494	5,492	41,111
Derivatives	1,868	203,534	2,423	207,825
Financial investments	263,885	78,882	2,000	344,767
Liabilities
Trading liabilities	66,300	18,073	58	84,431
Financial liabilities designated at fair value	6,815	136,362	5,328	148,505
Derivatives	2,845	201,234	1,756	205,835

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2019
Transfers from Level 1 to Level 2	1,526	663	—	23	117	—	—
Transfers from Level 2 to Level 1	2,696	1,252	347	111	198	—	117

At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	611	10	6,125	—	6,746	7	—	—	7
Asset-backed securities	1,116	1,099	30	—	2,245	—	—	—	—
Loans held for securitisation	—	1	43	—	44	—	—	—	—
Structured notes	—	3	—	—	3	42	5,396	—	5,438
Derivatives with monolines	—	—	—	55	55	—	—	—	—
Other derivatives	—	—	—	1,875	1,875	—	—	2,014	2,014
Other portfolios	636	4,560	389	—	5,585	—	—	19	19
At 30 Jun 2019	2,363	5,673	6,587	1,930	16,553	49	5,396	2,033	7,478
Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,000	6,759	5,492	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	195	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	195	—	—	246	—
Total gains/(losses) recognised in other comprehensive income	1	191	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		193	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		243	1,145	1,145	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(6)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		2,363	5,673	6,587	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		253	228	245	126	(2)	(460)	(185)
– net income from financial instruments held for trading or managed on a fair value basis		—	228	—	126	(2)	—	(185)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	245	—	—	(460)	—
– gains less losses from financial investments at fair value through other comprehensive income		253	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	64	(201)	(92)	(56)	(2)	(72)	(34)
– financial investments: fair value gains/(losses)		57	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– exchange differences		7	(201)	(98)	(62)	(2)	(72)	(36)
Purchases		242	4,032	1,201	—	2	46	—
New issuances		—	975	—	—	5	1,309	—
Sales		(24)	(1,212)	(98)	—	(4)	—	—
Settlements		(70)	(1,682)	(213)	137	—	(172)	317
Transfers out		(373)	(941)	(31)	(199)	(17)	(479)	(235)
Transfers in		369	268	36	18	—	76	58
At 30 Jun 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2018		—	(47)	177	44	(5)	82	(111)
– net income from financial instruments held for trading or managed on a fair value basis		—	(47)	—	44	(5)	—	(111)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	177	—	—	82	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Total gains/(losses) recognised in profit or loss		(2)	56	363	471	(2)	(177)	440
– net income from financial instruments held for trading or managed on a fair value basis		—	56	—	471	(2)	—	440
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	363	—	—	(177)	—
– gains less losses from financial investments at fair value through other comprehensive income		(2)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(47)	(73)	(15)	(57)	(1)	(72)	(48)
– financial investments: fair value gains/(losses)		(42)	—	—	—	—	—	—
– exchange differences		(5)	(73)	(15)	(57)	(1)	(72)	(48)
Purchases		33	345	971	—	1	30	—
New issuances		—	—	—	—	1	1,133	—
Sales		(27)	(377)	(297)	—	(7)	—	—
Settlements		(71)	(339)	(328)	(328)	—	140	(335)
Transfers out		(312)	(461)	(254)	(138)	(7)	(633)	(229)
Transfers in		198	1,061	46	5	—	552	58
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	42	22	298	—	192	(240)
– net income from financial instruments held for trading or managed on a fair value basis		—	42	—	298	—	—	(240)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	22	—	—	192	—

1	Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2019		At 31 Dec 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	82,397	82,485	72,167	72,169
Loans and advances to customers	1,021,632	1,023,961	981,696	985,077
Reverse repurchase agreements – non-trading	233,079	233,137	242,804	242,857
Financial investments – at amortised cost	81,214	83,924	62,666	62,079
Liabilities
Deposits by banks	71,051	71,034	56,331	56,308
Customer accounts	1,380,124	1,380,598	1,362,643	1,362,945
Repurchase agreements – non-trading	184,497	184,495	165,884	165,884
Debt securities in issue	103,663	104,238	85,342	85,430
Subordinated liabilities	22,894	26,888	22,437	25,341

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2019
Assets
Trading assets	203,783	61,968	5,673	271,424
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,361	8,095	6,587	41,043
Derivatives	1,307	230,384	1,930	233,621
Financial investments	262,977	81,547	2,363	346,887
Liabilities
Trading liabilities	73,475	20,625	49	94,149
Financial liabilities designated at fair value	8,549	151,159	5,396	165,104
Derivatives	1,436	226,434	2,033	229,903

At 31 Dec 2018
Assets
Trading assets	178,100	53,271	6,759	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,125	12,494	5,492	41,111
Derivatives	1,868	203,534	2,423	207,825
Financial investments	263,885	78,882	2,000	344,767
Liabilities
Trading liabilities	66,300	18,073	58	84,431
Financial liabilities designated at fair value	6,815	136,362	5,328	148,505
Derivatives	2,845	201,234	1,756	205,835

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2019
Transfers from Level 1 to Level 2	1,526	663	—	23	117	—	—
Transfers from Level 2 to Level 1	2,696	1,252	347	111	198	—	117

At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	611	10	6,125	—	6,746	7	—	—	7
Asset-backed securities	1,116	1,099	30	—	2,245	—	—	—	—
Loans held for securitisation	—	1	43	—	44	—	—	—	—
Structured notes	—	3	—	—	3	42	5,396	—	5,438
Derivatives with monolines	—	—	—	55	55	—	—	—	—
Other derivatives	—	—	—	1,875	1,875	—	—	2,014	2,014
Other portfolios	636	4,560	389	—	5,585	—	—	19	19
At 30 Jun 2019	2,363	5,673	6,587	1,930	16,553	49	5,396	2,033	7,478
Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,000	6,759	5,492	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	195	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	195	—	—	246	—
Total gains/(losses) recognised in other comprehensive income	1	191	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		193	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		243	1,145	1,145	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(6)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		2,363	5,673	6,587	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		253	228	245	126	(2)	(460)	(185)
– net income from financial instruments held for trading or managed on a fair value basis		—	228	—	126	(2)	—	(185)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	245	—	—	(460)	—
– gains less losses from financial investments at fair value through other comprehensive income		253	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	64	(201)	(92)	(56)	(2)	(72)	(34)
– financial investments: fair value gains/(losses)		57	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– exchange differences		7	(201)	(98)	(62)	(2)	(72)	(36)
Purchases		242	4,032	1,201	—	2	46	—
New issuances		—	975	—	—	5	1,309	—
Sales		(24)	(1,212)	(98)	—	(4)	—	—
Settlements		(70)	(1,682)	(213)	137	—	(172)	317
Transfers out		(373)	(941)	(31)	(199)	(17)	(479)	(235)
Transfers in		369	268	36	18	—	76	58
At 30 Jun 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2018		—	(47)	177	44	(5)	82	(111)
– net income from financial instruments held for trading or managed on a fair value basis		—	(47)	—	44	(5)	—	(111)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	177	—	—	82	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Total gains/(losses) recognised in profit or loss		(2)	56	363	471	(2)	(177)	440
– net income from financial instruments held for trading or managed on a fair value basis		—	56	—	471	(2)	—	440
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	363	—	—	(177)	—
– gains less losses from financial investments at fair value through other comprehensive income		(2)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(47)	(73)	(15)	(57)	(1)	(72)	(48)
– financial investments: fair value gains/(losses)		(42)	—	—	—	—	—	—
– exchange differences		(5)	(73)	(15)	(57)	(1)	(72)	(48)
Purchases		33	345	971	—	1	30	—
New issuances		—	—	—	—	1	1,133	—
Sales		(27)	(377)	(297)	—	(7)	—	—
Settlements		(71)	(339)	(328)	(328)	—	140	(335)
Transfers out		(312)	(461)	(254)	(138)	(7)	(633)	(229)
Transfers in		198	1,061	46	5	—	552	58
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	42	22	298	—	192	(240)
– net income from financial instruments held for trading or managed on a fair value basis		—	42	—	298	—	—	(240)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	22	—	—	192	—

1	Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2019		At 31 Dec 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	82,397	82,485	72,167	72,169
Loans and advances to customers	1,021,632	1,023,961	981,696	985,077
Reverse repurchase agreements – non-trading	233,079	233,137	242,804	242,857
Financial investments – at amortised cost	81,214	83,924	62,666	62,079
Liabilities
Deposits by banks	71,051	71,034	56,331	56,308
Customer accounts	1,380,124	1,380,598	1,362,643	1,362,945
Repurchase agreements – non-trading	184,497	184,495	165,884	165,884
Debt securities in issue	103,663	104,238	85,342	85,430
Subordinated liabilities	22,894	26,888	22,437	25,341